Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income (loss)		$ (1,726)	$ 171	$ (1,191)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization		940	863	940
Deferred income tax provision (benefit)		(1,005)	46	(645)
Provision for impairment of properties and equipment (including certain exploration expenses) and investments		2,426	236	1,483
Amortization of stock-based awards		35	36	32
Loss on extinguishment of acquired debt and acquisition bridge financing fees		81	0	0
Gain (loss) on sales of domestic assets and international interests		385	(196)	41
Cash provided (used) by operating assets and liabilities:
Accounts receivable		233	51	(43)
Inventories		(2)	19	(5)
Margin deposits and customer margin deposits payable		26	(10)	(18)
Other current assets		0	8	(7)
Accounts payable		(247)	4	41
Accrued and other current liabilities		79	(1)	(21)
Changes in current and noncurrent derivative assets and liabilities		199	(559)	106
Other, including changes in other noncurrent assets and liabilities		157	10	5
Net cash provided by operating activities(a)	[1]	811	1,070	636
Investing Activities
Capital expenditures	[2]	(1,124)	(1,807)	(1,154)
Proceeds from sales of domestic assets and international interests		1,019	374	49
Purchases of a business, net of cash acquired		(1,212)	0	0
Other		1	(4)	(6)
Net cash used in investing activities(a)	[1]	(1,316)	(1,437)	(1,111)
Financing Activities
Proceeds from common stock		295	16	6
Proceeds from preferred stock		339	0	0
Dividends paid on preferred stock		(6)	0	0
Proceeds from long-term debt		1,000	500	0
Payments for retirement of long-term debt		(45)	0	0
Payments for retirement of acquired debt		(1,055)	0	0
Borrowings on credit facility		841	1,947	970
Payments on credit facility		(856)	(2,077)	(560)
Payments for debt issuance costs and acquisition bridge financing fees		(40)	(13)	0
Other		0	(29)	10
Net cash provided by financing activities		473	344	426
Net increase (decrease) in cash and cash equivalents		(32)	(23)	(49)
Effect of Exchange Rate on Cash and Cash Equivalents		0	(6)	(5)
Cash and cash equivalents at beginning of period	[3]	70	99	153
Cash and cash equivalents at end of period	[3]	$ 38	$ 70	$ 99

[1]	Amounts include activity related to discontinued operations. See Note 3 of Notes to Consolidated Financial Statements for discussion of discontinued operations.
[2]	Increase to properties and equipment$(865) $(1,934) $(1,207)Changes in related accounts payable(259) 127 53Capital expenditures$(1,124) $(1,807) $(1,154)
[3]	(c) For periods prior to sale, amounts include cash associated with our international operations and represents the difference between amounts reported as cash on the Consolidated Balance Sheets.